Unaudited Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2010
Unaudited Selected Quarterly Data (Table) [Abstract]
Schedule of Unaudited Selected Quarterly Data

2010
$ in millions, except per share	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$6,914	$7,255	$7,071	$6,903
Operating income	680	749	723	675
Earnings from continuing operations	410	740	448	306
Net earnings	469	711	497	376
Basic earnings per share from continuing operations	1.36	2.47	1.53	1.05
Basic earnings per share	1.55	2.37	1.69	1.29
Diluted earnings per share from continuing operations	1.34	2.44	1.51	1.03
Diluted earnings per share	1.53	2.34	1.67	1.27

2009
$ in millions, except per share	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$6,586	$7,049	$6,732	$7,283
Operating income	556	627	528	563
Earnings from continuing operations	325	381	401	327
Net earnings	364	370	461	491
Basic earnings per share from continuing operations	.99	1.18	1.26	1.05
Basic earnings per share	1.11	1.15	1.45	1.57
Diluted earnings per share from continuing operations	.98	1.17	1.25	1.04
Diluted earnings per share	1.10	1.14	1.44	1.56